Taxes (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2020
Taxes [Line Items]
Statutory income tax rate		15.00%
Hong Kong [Member]
Taxes [Line Items]
Income tax rate	16.50%
Foreign Investment Enterprises [Member]
Taxes [Line Items]
Income tax rate	25.00%
Chinese [Member]
Taxes [Line Items]
Value added tax	6.00%